JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
August 15, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of
the JPMorgan U.S. Government Money Market Fund (the “Fund”)
File No. 2-95973 and 811-4236
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 348 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 349 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of registering the Digital Shares of the JPMorgan U.S. Government Money Market Fund under the Trust.
Please contact the undersigned at (602) 383-1747 or Erika.k.messbarger@jpmchase.com if you have any questions.
Very truly yours,
/s/ Erika K. Messbarger
Erika K. Messbarger
Assistant Secretary